Selected Income Statement Data (Schedule of selected revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selected Income Statement Data [Line Items]
Total revenues	$ 269,659	$ 155,859	$ 134,019
Sales of products [Member]
Selected Income Statement Data [Line Items]
Total revenues	259,332	148,257	127,396
Service fees [Member]
Selected Income Statement Data [Line Items]
Total revenues	$ 10,327	$ 7,602	$ 6,623